Investment (Tables)	12 Months Ended
Jun. 30, 2023
Investment
Summary of Company's Investment in Aqualung

Initial investment	$3,114
Effect of change in fair value	107
Balance, June 30, 2022	3,221
Effect of change in fair value	93
Balance, June 30, 2023	$3,314